Shares issued and treasury shares held - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares issued
Balance at the beginning of the year	3,850,766,389	3,849,731,535
Issuance of shares	2,330,214	1,034,854
Balance at the end of the year	3,853,096,603	3,850,766,389
Treasury shares
Balance at the beginning of the year	138,441,772	98,706,275
Acquisitions	54,828,640	90,448,847
Disposals	(60,968,862)	(50,713,350)
Balance at the end of the year	132,301,550	138,441,772